united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-4300

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2023

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Ladenburg Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, as compared to its benchmarks:

				Annualized Since
	Six Months	One Year	Annualized Five Years	Inception**
Ladenburg Income Fund Class A	3.19%	8.26%	2.74%	2.27%
Ladenburg Income Fund Class A with load of 5.00%	(1.97)%	2.84%	1.70%	1.64%
Ladenburg Income Fund Class C	2.84%	7.52%	1.99%	1.57%
Ladenburg Income Fund Class I	3.34%	8.45%	2.91%	2.41%
S&P 500 Total Return Index ***	8.04%	26.29%	15.69%	13.78%
Barclays US Gov’t/Credit Bond Index ****	3.44%	5.72%	0.41%	0.90%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.06%, 2.82% and 1.81% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 30, 2023 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2023	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	70.2%
Exchange-Traded Funds - Equity Funds	21.8%
Open End Fund - Alternative	7.2%
Short-Term Investment	0.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, as compared to its benchmarks:

				Annualized Since
	Six Months	One Year	Annualized Five Years	Inception**
Ladenburg Income & Growth Fund Class A	4.13%	11.64%	5.09%	3.90%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(1.06)%	6.10%	4.03%	3.26%
Ladenburg Income & Growth Fund Class C	3.76%	10.80%	4.25%	3.16%
Ladenburg Income & Growth Fund Class I	4.25%	11.87%	5.29%	4.14%
S&P 500 Total Return Index ***	8.04%	26.29%	15.69%	13.78%
Barclays US Gov’t/Credit Bond Index ****	3.44%	5.72%	0.41%	0.90%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.36%, 2.11% and 1.11% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 30, 2023 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2023	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	52.9%
Exchange-Traded Funds - Equity Funds	37.8%
Open End Fund - Alternative	8.8%
Short-Term Investment	0.4%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, as compared to its benchmarks:

				Annualized Since
	Six Months	One Year	Annualized Five Years	Inception**
Ladenburg Growth & Income Fund Class A	5.03%	14.93%	7.50%	5.62%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(0.20)%	9.14%	6.40%	4.97%
Ladenburg Growth & Income Fund Class C	4.67%	14.16%	6.68%	4.84%
Ladenburg Growth & Income Fund Class I	5.14%	15.18%	7.74%	5.81%
S&P 500 Total Return Index ***	8.04%	26.29%	15.69%	13.78%
Barclays US Gov’t/Credit Bond Index ****	3.44%	5.72%	0.41%	0.90%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.23%, 1.98% and 0.98% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 30, 2023 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	54.2%
Exchange-Traded Funds - Fixed Income Funds	35.4%
Open End Fund - Alternative	9.8%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, as compared to its benchmarks:

				Annualized Since
	Six Months	One Year	Annualized Five Years	Inception**
Ladenburg Growth Fund Class A	5.72%	18.08%	9.50%	7.04%
Ladenburg Growth Fund Class A with load of 5.00%	0.47%	12.17%	8.39%	6.38%
Ladenburg Growth Fund Class C	5.33%	17.24%	8.69%	6.25%
Ladenburg Growth Fund Class I	5.85%	18.28%	9.72%	7.21%
S&P 500 Total Return Index ***	8.04%	26.29%	15.69%	13.78%
Barclays US Gov’t/Credit Bond Index ****	3.44%	5.72%	0.41%	0.90%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.22%, 1.97% and 0.97% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 30, 2023 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	74.6%
Exchange-Traded Funds - Fixed Income Funds	14.6%
Open End Fund - Alternative	9.6%
Short-Term Investment	1.2%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for each of the periods ended December 31, 2023, as compared to its benchmarks:

				Annualized Since
	Six Months	One Year	Annualized Five Years	Inception**
Ladenburg Aggressive Growth Fund Class A	6.13%	19.19%	10.73%	8.35%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	0.85%	13.20%	9.60%	7.68%
Ladenburg Aggressive Growth Fund Class C	5.72%	18.24%	9.89%	7.41%
Ladenburg Aggressive Growth Fund Class I	6.18%	19.25%	10.91%	8.32%
S&P 500 Total Return Index ***	8.04%	26.29%	15.69%	13.78%
Barclays US Gov’t/Credit Bond Index ****	3.44%	5.72%	0.41%	0.90%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.32%, 2.07% and 1.07% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 30, 2023 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	82.1%
Holdings by Industry as of December 31, 2023	6.6%
Exchange-Traded Funds - Fixed Income Fund	7.6%
Short-Term Investment	3.6%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.0%
	EQUITY - 21.8%
4,332	Pacer US Cash Cows 100 ETF	$225,221
8,759	Schwab U.S. Large-Cap Growth ETF	726,647
14,422	Schwab U.S. Large-Cap Value ETF	1,010,981
4,994	Schwab US Small-Cap ETF	235,917
1,113	Vanguard Mid-Cap Growth ETF	244,381
		2,443,147
	FIXED INCOME - 70.2%
31,055	Invesco Total Return Bond ETF	1,467,038
12,585	iShares 20+ Year Treasury Bond ETF	1,244,405
15,770	PIMCO Active Bond ETF	1,457,937
41,339	SPDR Doubleline Total Return Tactical ETF	1,663,895
26,583	Vanguard Intermediate-Term Bond ETF	2,030,409
		7,863,684

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,449,242)	10,306,831

	OPEN END FUND — 7.2%
	ALTERNATIVE - 7.2%
28,541	JPMorgan Hedged Equity Fund, Class I	805,702

	TOTAL OPEN END FUND (Cost $672,844)	805,702

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
85,561	First American Government Obligations Fund Class X, 5.28% (Cost $85,561)(a)	85,561

	TOTAL INVESTMENTS - 100.0% (Cost $11,207,647)	$11,198,094
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(2,545)
	NET ASSETS - 100.0%	$11,195,549

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.7%
	EQUITY - 37.8%
46,263	Pacer US Cash Cows 100 ETF	$2,405,213
88,818	Schwab U.S. Large-Cap Growth ETF	7,368,341
130,756	Schwab U.S. Large-Cap Value ETF	9,165,996
26,851	Schwab US Small-Cap ETF	1,268,441
11,403	Vanguard Mid-Cap Growth ETF	2,503,757
		22,711,748
	FIXED INCOME - 52.9%
139,182	Invesco Total Return Bond ETF	6,574,957
61,345	iShares 20+ Year Treasury Bond ETF	6,065,794
71,097	PIMCO Active Bond ETF	6,572,918
148,002	SPDR Doubleline Total Return Tactical ETF	5,957,081
86,032	Vanguard Intermediate-Term Bond ETF	6,571,124
		31,741,874

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,400,708)	54,453,622

	OPEN END FUND — 8.8%
	ALTERNATIVE - 8.8%
187,915	JPMorgan Hedged Equity Fund, Class I	5,304,843

	TOTAL OPEN END FUND (Cost $4,349,269)	5,304,843

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
264,320	First American Government Obligations Fund Class X, 5.28% (Cost $264,320)(a)	264,320

	TOTAL INVESTMENTS - 99.9% (Cost $55,014,297)	$60,022,785
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	36,219
	NET ASSETS - 100.0%	$60,059,004

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.6%
	EQUITY - 54.2%
152,862	Pacer US Cash Cows 100 ETF	$7,947,295
368,952	Schwab U.S. Large-Cap Growth ETF	30,608,258
486,685	Schwab U.S. Large-Cap Value ETF	34,116,619
146,499	Schwab US Small-Cap ETF	6,920,613
39,363	Vanguard Mid-Cap Growth ETF	8,642,934
		88,235,719
	FIXED INCOME - 35.4%
236,846	Invesco Total Return Bond ETF	11,188,605
163,780	iShares 20+ Year Treasury Bond ETF	16,194,565
103,330	PIMCO Active Bond ETF	9,552,859
235,367	SPDR Doubleline Total Return Tactical ETF	9,473,522
146,194	Vanguard Intermediate-Term Bond ETF	11,166,298
		57,575,849

	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,737,514)	145,811,568

	OPEN END FUND — 9.8%
	ALTERNATIVE - 9.8%
566,143	JPMorgan Hedged Equity Fund, Class I	15,982,230

	TOTAL OPEN END FUND (Cost $13,373,418)	15,982,230

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUNDS - 0.5%
884,171	First American Government Obligations Fund Class X, 5.28% (Cost $884,171)(a)	884,171

	TOTAL INVESTMENTS - 99.9% (Cost $137,995,103)	$162,677,969
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	95,160
	NET ASSETS - 100.0%	$162,773,129

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.2%
	EQUITY - 74.6%
185,125	Pacer US Cash Cows 100 ETF	$9,624,649
314,115	Schwab U.S. Large-Cap Growth ETF	26,058,980
401,140	Schwab U.S. Large-Cap Value ETF (see Note 8)	28,119,915
167,760	Schwab US Small-Cap ETF	7,924,982
47,039	Vanguard Mid-Cap Growth ETF	10,328,353
		82,056,879
	FIXED INCOME - 14.6%
113,424	Invesco Total Return Bond ETF	5,358,150
65,186	iShares 20+ Year Treasury Bond ETF	6,445,592
56,096	Vanguard Intermediate-Term Bond ETF	4,284,612
		16,088,354

	TOTAL EXCHANGE-TRADED FUNDS (Cost $76,943,739)	98,145,233

	OPEN END FUND — 9.6%
	ALTERNATIVE - 9.6%
375,360	JPMorgan Hedged Equity Fund, Class I	10,596,426

	TOTAL OPEN END FUND (Cost $8,906,503)	10,596,426

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,308,646	First American Government Obligations Fund Class X, 5.28% (Cost $1,308,646)(a)	1,308,646

	TOTAL INVESTMENTS - 100.0% (Cost $87,158,888)	$110,050,305
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	6,551
	NET ASSETS - 100.0%	$110,056,856

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.7%
	EQUITY - 82.1%
99,263	Pacer US Cash Cows 100 ETF	$5,160,683
145,965	Schwab U.S. Large-Cap Growth ETF	12,109,256
182,751	Schwab U.S. Large-Cap Value ETF (see Note 8)	12,810,846
104,022	Schwab US Small-Cap ETF	4,913,999
24,805	Vanguard Mid-Cap Growth ETF	5,446,434
		40,441,218
	FIXED INCOME - 6.6%
19,326	Invesco Total Return Bond ETF	912,960
14,298	iShares 20+ Year Treasury Bond ETF	1,413,786
12,233	Vanguard Intermediate-Term Bond ETF	934,357
		3,261,103

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,051,156)	43,702,321

	OPEN END FUND — 7.6%
	ALTERNATIVE - 7.6%
132,284	JPMorgan Hedged Equity Fund, Class I	3,734,390

	TOTAL OPEN END FUND (Cost $3,126,650)	3,734,390

	SHORT-TERM INVESTMENT — 3.6%
	MONEY MARKET FUND - 3.6%
1,763,531	First American Government Obligations Fund Class X, 5.28% (Cost $1,763,531)(a)	1,763,531

	TOTAL INVESTMENTS - 99.9% (Cost $38,941,337)	$49,200,242
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	34,503
	NET ASSETS - 100.0%	$49,234,745

ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

			Ladenburg	Ladenburg			Ladenburg
	Ladenburg		Income &	Growth &		Ladenburg	Aggressive
	Income		Growth	Income		Growth	Growth
	Fund		Fund	Fund		Fund	Fund
Assets:
Investments in Securities at Cost	$11,207,647		$55,014,297	$137,995,103		$87,158,888	$38,941,337
Investments in Securities at Value	$11,198,094		$60,022,785	$162,677,969		$110,050,305	$49,200,242
Due from Advisor	40		—	—		—	—
Receivable for Fund Shares Sold	—		22,425	165,708		193,057	26,694
Dividends and Interest Receivable	7,189		41,529	93,924		69,879	40,789
Prepaid Expenses and Other Assets	13,750		16,161	34,562		52,677	23,656
Total Assets	11,219,073		60,102,900	162,972,163		110,365,918	49,291,381

Liabilities:
Redemptions Payable	3,926		6	88,450		203,562	105
Payable to Related Parties	6,480		332	9,876		35,374	15,353
Accrued Advisory Fees	—		24,090	81,482		45,685	15,068
Accrued Distribution Fees	3,907		4,097	13,274		4,711	4,719
Accrued Expenses and Other Liabilities	9,211		15,371	5,952		19,730	21,391
Total Liabilities	23,524		43,896	199,034		309,062	56,636

Net Assets	$11,195,549		$60,059,004	$162,773,129		$110,056,856	$49,234,745

Composition of Net Assets:
At December 31, 2023, Net Assets consisted of:
Paid-in-Capital	$11,603,299		$54,901,787	$137,693,700		$87,152,779	$38,981,490
Accumulated Earnings (Losses)	(407,750)		5,157,217	25,079,429		22,904,077	10,253,255
Net Assets	$11,195,549		$60,059,004	$162,773,129		$110,056,856	$49,234,745

Class A Net Assets	$384,367		$842,641	$1,246,228		$802,297	$321,463
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	37,456		69,056	91,356		50,574	18,298
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.26		$12.20	$13.64		$15.86	$17.57
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.80		$12.84	$14.36		$16.69	$18.49

Class C Net Assets	$16,492		$98,253	$21,400		$55,275	$3,268
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,629		8,234	1,622		3,550	194
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.13	(b)	11.93	$13.20	(b)	$15.57	$16.83	(b)

Class I Net Assets	$10,794,690		$59,118,110	$161,505,501		$109,199,284	$48,910,014
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,058,460		4,830,325	11,785,629		6,918,487	2,838,168
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.20		$12.24	$13.70		$15.78	$17.23

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$200,118	$937,812	$2,013,542	$1,000,510	$395,295
Interest Income	7,253	9,434	24,069	33,582	30,839
Total Investment Income	207,371	947,246	2,037,611	1,034,092	426,134

Expenses:
Investment Advisory Fees	27,197	149,715	389,728	261,364	115,028
Distribution Fees - Class A	467	1,123	1,484	881	376
Distribution Fees - Class C	79	469	100	265	169
Administration Fees	11,485	7,664	31,788	46,169	21,662
Registration & Filing Fees	10,586	14,115	19,156	18,652	15,123
Trustees’ Fees	8,797	7,638	7,802	7,857	7,207
Legal Fees	5,027	7,369	397	4,407	8,573
Chief Compliance Officer Fees	4,225	6,795	10,777	12,845	5,498
Custody Fees	3,895	3,108	12,828	5,422	644
Transfer Agent Fees	3,542	21,256	26,818	30,601	15,016
Third Party Administrative Services Fees	3,533	19,521	36,800	9,200	21,307
Audit Fees	2,565	11,401	11,025	11,027	10,644
Insurance Expense	1,386	1,814	2,823	2,318	1,512
Printing Expense	920	920	4,613	3,216	2,530
Miscellaneous Expenses	5,375	9,003	3,008	5,046	6,586
Total Expenses	89,079	261,911	559,147	419,270	231,875
Less: Expenses Waived/Reimbursed by the Advisor	(42,491)	(6,351)	—	(187)	(35,879)
Net Expenses	46,588	255,560	559,147	419,083	195,996
Net Investment Income	160,783	691,686	1,478,464	615,009	230,138

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	54,049	1,411,863	3,628,756	2,429,446	883,886
Net Change in Unrealized Appreciation on Investments	146,512	247,144	2,720,478	3,129,194	1,785,867
Net Realized and Unrealized Gain on Investments	200,561	1,659,007	6,349,234	5,558,640	2,669,753

Net Increase in Net Assets Resulting From Operations	$361,344	$2,350,693	$7,827,698	$6,173,649	$2,899,891

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net Investment Income	$160,783	$262,323
Net Realized Gain (Loss) on Investments	54,049	(358,545)
Capital Gain Distributions from Other Investment Companies	—	151
Net Change in Unrealized Appreciation on Investments	146,512	585,867
Net Increase in Net Assets Resulting From Operations	361,344	489,796

Distributions to Shareholders:
Total Distributions Paid
Class A	(4,730)	(8,549)
Class C	(144)	(230)
Class I	(147,005)	(252,394)
Net Decrease in Net Assets from Distributions to Shareholders	(151,879)	(261,173)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	1,187	250,355
Distributions Reinvested	4,295	7,545
Payment for Shares Redeemed	(12,660)	(201,284)
Class C
Distributions Reinvested	144	230
Class I
Proceeds from Shares Issued	972,016	2,493,789
Payment for Shares Redeemed
Distributions Reinvested	129,994	217,103
Payment for Shares Redeemed	(1,176,630)	(3,646,223)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(81,654)	(878,485)

Total Decrease in Net Assets	127,811	(649,862)

Net Assets:
Beginning of Period	11,067,738	11,717,600
End of Period	$11,195,549	$11,067,738

Share Activity
Class A
Shares Sold	120	24,833
Shares Reinvested	434	769
Shares Redeemed	(1,296)	(20,258)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(742)	5,344

Class C
Shares Reinvested	15	24
Net Increase in Shares of Beneficial Interest Outstanding	15	24

Class I
Shares Sold	99,847	252,295
Shares Reinvested	13,226	22,202
Shares Redeemed	(120,003)	(369,825)
Net Decrease in Shares of Beneficial Interest Outstanding	(6,930)	(95,328)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net Investment Income	$691,686	$1,163,771
Net Realized Gain (Loss) on Investments	1,411,863	(1,288,374)
Capital Gain Distributions from Other Investment Companies	—	268
Net Change in Unrealized Appreciation on Investments	247,144	4,623,219
Net Increase in Net Assets Resulting From Operations	2,350,693	4,498,884

Distributions to Shareholders:
Total Distributions Paid
Class A	(8,213)	(29,509)
Class C	(670)	(1,700)
Class I	(636,983)	(1,651,139)
Net Decrease in Net Assets from Distributions to Shareholders	(645,866)	(1,682,348)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	89,549
Distributions Reinvested	8,046	28,589
Payment for Shares Redeemed	(303,415)	(145,999)
Class C
Proceeds from Shares Issued	—	87,500
Distributions Reinvested	670	1,700
Class I
Proceeds from Shares Issued	3,602,503	12,379,602
Distributions Reinvested	577,762	1,502,497
Payment for Shares Redeemed	(7,720,836)	(10,393,604)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(3,835,270)	3,549,834

Total Increase (Decrease) in Net Assets	(2,130,443)	6,366,370

Net Assets:
Beginning of Period	62,189,447	55,823,077
End of Period	$60,059,004	$62,189,447

Share Activity
Class A
Shares Sold	—	7,800
Shares Reinvested	687	2,539
Shares Redeemed	(25,753)	(12,696)
Net Decrease in Shares of Beneficial Interest Outstanding	(25,066)	(2,357)

Class C
Shares Sold	—	8,021
Shares Reinvested	58	154
Net Increase in Shares of Beneficial Interest Outstanding	58	8,175

Class I
Shares Sold	308,423	1,076,165
Shares Reinvested	49,229	132,769
Shares Redeemed	(662,860)	(905,990)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(305,208)	302,944

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net Investment Income	$1,478,464	$2,422,412
Net Realized Gain on Investments	3,628,756	1,004,865
Net Change in Unrealized Appreciation on Investments	2,720,478	12,705,313
Net Increase in Net Assets Resulting From Operations	7,827,698	16,132,590

Distributions to Shareholders:
Total Distributions Paid
Class A	(32,976)	(28,422)
Class C	(523)	(311)
Class I	(4,411,436)	(3,855,795)
Net Decrease in Net Assets from Distributions to Shareholders	(4,444,935)	(3,884,528)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	49,442	193,699
Distributions Reinvested	31,277	27,011
Payment for Shares Redeemed	(67,600)	(235,925)
Class C
Proceeds from Shares Issued	1,200	4,450
Distributions Reinvested	521	310
Payment for Shares Redeemed	(130)	(104)
Class I
Proceeds from Shares Issued	14,765,715	32,577,576
Distributions Reinvested	3,959,367	3,359,634
Payment for Shares Redeemed	(15,922,929)	(42,779,390)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	2,816,863	(6,852,739)

Total Increase in Net Assets	6,199,626	5,395,323

Net Assets:
Beginning of Period	156,573,503	151,178,180
End of Period	$162,773,129	$156,573,503

Share Activity
Class A
Shares Sold	3,763	14,934
Shares Reinvested	2,318	2,180
Shares Redeemed	(5,034)	(18,776)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,047	(1,662)

Class C
Shares Sold	95	361
Shares Reinvested	40	26
Shares Redeemed	(10)	(9)
Net Increase in Shares of Beneficial Interest Outstanding	125	378

Class I
Shares Sold	1,116,795	2,563,288
Shares Reinvested	292,561	269,312
Shares Redeemed	(1,214,255)	(3,359,404)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	195,101	(526,804)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net Investment Income	$615,009	$1,072,717
Net Realized Gain on Investments	2,429,446	1,075,493
Net Change in Unrealized Appreciation on Investments	3,129,194	10,971,845
Net Increase in Net Assets Resulting From Operations	6,173,649	13,120,055

Distributions to Shareholders:
Total Distributions Paid
Class A	(24,345)	(4,849)
Class C	(1,398)	(132)
Class I	(3,639,856)	(934,342)
Net Decrease in Net Assets from Distributions to Shareholders	(3,665,599)	(939,323)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	85,451	84,699
Distributions Reinvested	24,254	4,802
Payments for Shares Redeemed	(44,146)	(95,533)
Class C
Proceeds from Shares Issued	—	4,360
Distributions Reinvested	611	63
Payments for Shares Redeemed	—	(140)
Class I
Proceeds from Shares Issued	9,403,889	17,173,353
Distributions Reinvested	3,366,030	858,962
Payments for Shares Redeemed	(10,186,810)	(23,235,656)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	2,649,279	(5,205,090)

Total Increase in Net Assets	5,157,329	6,975,642

Net Assets:
Beginning of Period	104,899,527	97,923,885
End of Period	$110,056,856	$104,899,527

Share Activity
Class A
Shares Sold	5,472	5,790
Shares Reinvested	1,531	346
Shares Redeemed	(2,840)	(6,682)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	4,163	(546)

Class C
Shares Sold	—	306
Shares Reinvested	39	5
Shares Redeemed	—	(11)
Net Increase in Shares of Beneficial Interest Outstanding	39	300

Class I
Shares Sold	619,776	1,191,805
Shares Reinvested	213,581	62,244
Shares Redeemed	(666,189)	(1,636,501)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	167,168	(382,452)

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
Operations:
Net Investment Income	$230,138	$396,918
Net Realized Gain on Investments	883,886	259,521
Net Change in Unrealized Appreciation on Investments	1,785,867	5,364,729
Net Increase in Net Assets Resulting From Operations	2,899,891	6,021,168

Distributions to Shareholders:
Total Distributions Paid
Class A	(8,033)	(889)
Class C	(67)	0
Class I	(1,355,155)	(235,083)
Net Decrease in Net Assets from Distributions to Shareholders	(1,363,255)	(235,972)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	48,293	48,995
Distributions Reinvested	8,033	870
Payment for Shares Redeemed	(40,547)	(35,350)
Class C
Proceeds from Shares Issued	—	82,900.00
Distributions Reinvested	67	—
Payment for Shares Redeemed	(271,473)	—
Class I
Proceeds from Shares Issued	3,568,577	9,228,514
Distributions Reinvested	1,263,232	215,862
Payment for Shares Redeemed	(2,744,953)	(8,999,142)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	1,831,229	542,649

Total Increase in Net Assets	3,367,865	6,327,845

Net Assets:
Beginning of Period	45,866,880	39,539,035
End of Period	$49,234,745	$45,866,880

Share Activity
Class A
Shares Sold	2,871	3,135
Shares Reinvested	458	58
Shares Redeemed	(2,429)	(2,278)
Net Increase in Shares of Beneficial Interest Outstanding	900	915

Class C
Shares Sold	—	5,247
Shares Reinvested	4	—
Shares Redeemed	(16,325)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(16,321)	5,247

Class I
Shares Sold	215,591	598,370
Shares Reinvested	73,401	14,526
Shares Redeemed	(164,918)	(586,833)
Net Increase in Shares of Beneficial Interest Outstanding	124,074	26,063

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.07		$9.85	$11.78	$10.99	$10.90	$10.53
Activity From Operations:
Net investment income (a)(d)	0.14		0.22	0.13	0.11	0.18	0.17
Net gain (loss) from securities (both realized and unrealized)	0.18		0.21	(1.41)	0.79	0.11	0.38
Total from operations	0.32		0.43	(1.28)	0.90	0.29	0.55

Distributions to shareholders from:
Net investment income	(0.13)		(0.21)	(0.12)	(0.11)	(0.18)	(0.17)
Realized gains	—		—	(0.53)	—	—	(0.01)
Return of Capital	—		—	—	—	(0.02)	—
Total distributions	(0.13)		(0.21)	(0.65)	(0.11)	(0.20)	(0.18)

Net Asset Value, End of Period	$10.26		$10.07	$9.85	$11.78	$10.99	$10.90

Total Return (b)	3.19	% (f)	4.45%	(11.52)%	8.24%	2.68%	5.31%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$384		$385	$324	$390	$491	$845
Ratio of expenses to average net assets,
before reimbursement (c)	1.87	% (e)	1.78%	1.65%	1.60%	1.65%	1.95%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.81	% (e)	2.19%	1.13%	0.97%	1.68%	1.66%
Portfolio turnover rate	4.83	% (f)	34.51%	24.84%	29.04%	20.91%	34.73%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Period	$9.94		$9.73	$11.67	$10.90	$10.83	$10.46
Activity From Operations:
Net investment income (a)(d)	0.10		0.14	0.04	0.02	0.10	0.11
Net gain (loss) from securities (both realized and unrealized)	0.18		0.21	(1.39)	0.79	0.11	0.35
Total from operations	0.28		0.35	(1.35)	0.81	0.21	0.46

Distributions to shareholders from:
Net investment income	(0.09)		(0.14)	(0.06)	(0.04)	(0.13)	(0.08)
Realized gains	—		—	(0.53)	—	—	(0.01)
Return of Capital	—		—	—	—	(0.01)	—
Total distributions	(0.09)		(0.14)	(0.59)	(0.04)	(0.14)	(0.09)

Net Asset Value, End of Period	$10.13		$9.94	$9.73	$11.67	$10.90	$10.83

Total Return (b)	2.84	% (f)	3.68%	(12.19)%	7.46%	1.95%	4.51%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$16		$16	$15	$37	$34	$34
Ratio of expenses to average net assets,
before reimbursement (c)	2.62	% (e)	2.54%	2.40%	2.36%	2.39%	2.75%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	2.07	% (e)	1.48%	0.32%	0.18%	0.92%	1.05%
Portfolio turnover rate	4.83	% (f)	34.51%	24.84%	29.04%	20.91%	34.73%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.01		$9.80	$11.74	$10.96	$10.88	$10.51
Activity From Operations:
Net investment income (a)(d)	0.15		0.23	0.14	0.13	0.20	0.19
Net gain (loss) from securities (both realized and unrealized)	0.18		0.21	(1.41)	0.79	0.11	0.38
Total from operations	0.33		0.44	(1.27)	0.92	0.31	0.57

Distributions to shareholders from:
Net investment income	(0.14)		(0.23)	(0.14)	(0.14)	(0.20)	(0.19)
Realized gains	—		—	(0.53)	—	—	(0.01)
Return of Capital	—		—	—	—	(0.03)	—
Total distributions	(0.14)		(0.23)	(0.67)	(0.14)	(0.23)	(0.20)

Net Asset Value, End of Period	$10.20		$10.01	$9.80	$11.74	$10.96	$10.88

Total Return (b)	3.34	% (f)	4.62%	(11.46)%	8.45%	2.83%	5.59%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,795		$10,667	$11,379	$14,164	$14,051	$9,643
Ratio of expenses to average net assets,
before reimbursement (c)	1.62	% (e)	1.53%	1.40%	1.35%	1.40%	1.67%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	2.95	% (e)	2.37%	1.29%	1.10%	1.83%	1.85%
Portfolio turnover rate	4.83	% (f)	34.51%	24.84%	29.04%	20.91%	34.73%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.83		$11.28	$13.10	$11.36	$11.32	$10.91
Activity From Operations:
Net investment income (a)(d)	0.10		0.21	0.11	0.10	0.16	0.16
Net gain (loss) from securities (both realized and unrealized)	0.38		0.64	(1.70)	1.74	0.08	0.40
Total from operations	0.48		0.85	(1.59)	1.84	0.24	0.56

Distributions to shareholders from:
Net investment income	(0.11)		(0.20)	(0.11)	(0.10)	(0.18)	(0.15)
Realized gains	—		(0.10)	(0.12)	—	—	—
Return of Capital	—		—	—	—	(0.02)	—
Total distributions	(0.11)		(0.30)	(0.23)	(0.10)	(0.20)	(0.15)

Net Asset Value, End of Period	$12.20		$11.83	$11.28	$13.10	$11.36	$11.32

Total Return (b)	4.13	% (f)	7.71%	(12.42)%	16.21%	2.10%	5.20%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$843		$1,114	$1,088	$1,086	$1,297	$1,546
Ratio of expenses to average net assets,
before reimbursement (c)	1.12	% (g)	1.11%	1.10%	1.11%	1.18%	1.32%
net of reimbursement (c)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.10	% (g)	1.84%	0.89%	0.78%	1.41%	1.44%
Portfolio turnover rate	17.36	% (f)	28.66%	23.04%	16.60%	9.35%	24.47%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Period	$11.58		$11.04	$12.91	$11.24	$11.23	$10.85
Activity From Operations:
Net investment income (a)(d)	0.11		0.14	— (f)	— (f)	0.07	0.04
Net gain (loss) from securities (both realized and unrealized)	0.32		0.61	(1.71)	1.73	0.08	0.42
Total from operations	0.43		0.75	(1.71)	1.73	0.15	0.46

Distributions to shareholders from:
Net investment income	(0.08)		(0.11)	(0.04)	(0.06)	(0.13)	(0.08)
Realized gains	—		(0.10)	(0.12)	—	—	—
Return of Capital	—		—	—	—	(0.01)	—
Total distributions	(0.08)		(0.21)	(0.16)	(0.06)	(0.14)	(0.08)

Net Asset Value, End of Period	$11.93		$11.58	$11.04	$12.91	$11.24	$11.23

Total Return (b)	3.76	% (g)	6.91%	(13.44)%	15.40%	1.36%	4.30%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$98		$95	$0 (e)	$18	$15	$15
Ratio of expenses to average net assets,
before reimbursement (c)	1.87	% (f)	1.86%	1.84%	1.87%	1.93%	2.07%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.43	% (f)	1.22%	0.01%	0.02%	0.67%	0.41%
Portfolio turnover rate	17.36	% (g)	28.66%	23.04%	16.60%	9.35%	24.47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$11.87		$11.33	$13.16	$11.42	$11.38	$10.97
Activity From Operations:
Net investment income (a)(d)	0.14		0.23	0.13	0.11	0.18	0.19
Net gain (loss) from securities (both realized and unrealized)	0.36		0.64	(1.71)	1.75	0.08	0.39
Total from operations	0.50		0.87	(1.58)	1.86	0.26	0.58

Distributions to shareholders from:
Net investment income	(0.13)		(0.23)	(0.13)	(0.12)	(0.19)	(0.17)
Realized gains	—		(0.10)	(0.12)	—	—	—
Return of Capital	—		—	—	—	(0.03)	—
Total distributions	(0.13)		(0.33)	(0.25)	(0.12)	(0.22)	(0.17)

Net Asset Value, End of Period	$12.24		$11.87	$11.33	$13.16	$11.42	$11.38

Total Return (b)	4.25	% (g)	7.84%	(12.26)%	16.39%	2.29%	5.42%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$59,118		$60,981	$54,735	$62,953	$49,062	$33,885
Ratio of expenses to average net assets,
before reimbursement (c)	0.87	% (f)	0.86%	0.84%	0.87%	0.93%	1.07%
net of reimbursement (c)	0.85	% (f)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	2.31	% (f)	1.98%	1.04%	0.92%	1.59%	1.69%
Portfolio turnover rate	17.36	% (g)	28.66%	23.04%	16.60%	9.35%	24.47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.34		$12.33	$14.75	$12.00	$11.85	$11.51
Activity From Operations:
Net investment income (a)(d)	0.11		0.18	0.07	0.07	0.13	0.14
Net gain (loss) from securities (both realized and unrealized)	0.56		1.14	(2.06)	2.77	0.18	0.39
Total from operations	0.67		1.32	(1.99)	2.84	0.31	0.53

Distributions to shareholders from:
Net investment income	(0.11)		(0.18)	(0.08)	(0.09)	(0.16)	(0.12)
Realized gains	(0.26)		(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.37)		(0.31)	(0.43)	(0.09)	(0.16)	(0.19)

Net Asset Value, End of Period	$13.64		$13.34	$12.33	$14.75	$12.00	$11.85

Total Return (b)	5.03	% (g)	10.88%	(13.95)%	23.78%	2.62%	4.77%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,246		$1,205	$1,134	$2,057	$2,363	$1,751
Ratio of expenses to average net assets,
before reimbursement (c)	0.96	% (f)	1.03%	1.01%	1.02%	1.05%	1.16%
net of reimbursement (c)	0.96	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.65	% (f)	1.40%	0.51%	0.53%	1.12%	1.23%
Portfolio turnover rate	13.36	% (g)	22.91%	24.02%	21.02%	7.38%	29.89%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Period	$12.94		$12.00	$14.42	$11.78	$11.67	$11.39
Activity From Operations:
Net investment income (a)(d)	0.07		0.08	(0.05)	— (e)	0.04	0.04
Net gain (loss) from securities (both realized and unrealized)	0.52		1.11	(1.99)	2.68	0.18	0.39
Total from operations	0.59		1.19	(2.04)	2.68	0.22	0.43

Distributions to shareholders from:
Net investment income	(0.07)		(0.12)	(0.03)	(0.04)	(0.11)	(0.08)
Realized gains	(0.26)		(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.33)		(0.25)	(0.38)	(0.04)	(0.11)	(0.15)

Net Asset Value, End of Period	$13.20		$12.94	$12.00	$14.42	$11.78	$11.67

Total Return (b)	4.67	% (g)	10.07%	(14.59)%	22.76%	1.90%	3.93%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$21		$19	$13	$50	$231	$359
Ratio of expenses to average net assets,
before reimbursement (c)	1.71	% (f)	1.78%	1.76%	1.77%	1.80%	1.91%
net of reimbursement (c)	1.71	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.91	% (f)	0.66%	(0.37)%	(0.03)%	0.30%	0.37%
Portfolio turnover rate	13.36	% (g)	22.91%	24.02%	21.02%	7.38%	29.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$13.40		$12.38	$14.80	$12.03	$11.87	$11.53
Activity From Operations:
Net investment income (a)(d)	0.13		0.21	0.12	0.11	0.16	0.17
Net gain (loss) from securities (both realized and unrealized)	0.55		1.14	(2.08)	2.77	0.18	0.38
Total from operations	0.68		1.35	(1.96)	2.88	0.34	0.55

Distributions to shareholders from:
Net investment income	(0.12)		(0.20)	(0.11)	(0.11)	(0.18)	(0.14)
Realized gains	(0.26)		(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.38)		(0.33)	(0.46)	(0.11)	(0.18)	(0.21)

Net Asset Value, End of Period	$13.70		$13.40	$12.38	$14.80	$12.03	$11.87

Total Return (b)	5.14	% (g)	11.14%	(13.74)%	24.05%	2.88%	4.95%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$161,506		$155,349	$150,031	$175,019	$132,873	$112,597
Ratio of expenses to average net assets,
before reimbursement (c)	0.71	% (f)	0.78%	0.76%	0.77%	0.81%	0.91%
net of reimbursement (c)	0.71	% (f)	0.78%	0.76%	0.77%	0.79%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.89	% (f)	1.61%	0.80%	0.78%	1.32%	1.47%
Portfolio turnover rate	13.36	% (g)	22.91%	24.02%	21.02%	7.38%	29.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not Annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.48		$13.67	$16.60	$12.64	$12.48	$12.05
Activity From Operations:
Net investment income (a)(d)	0.07		0.13	0.06	0.05	0.12	0.13
Net gain (loss) from securities (both realized and unrealized)	0.82		1.78	(2.62)	3.95	0.22	0.42
Total from operations	0.89		1.91	(2.56)	4.00	0.34	0.55

Distributions to shareholders from:
Net investment income	(0.12)		(0.06)	(0.04)	(0.04)	(0.16)	(0.09)
Realized gains	(0.39)		(0.04)	(0.33)	—	(0.02)	(0.03)
Total distributions	(0.51)		(0.10)	(0.37)	(0.04)	(0.18)	(0.12)

Net Asset Value, End of Period	$15.86		$15.48	$13.67	$16.60	$12.64	$12.48

Total Return (b)	5.72	% (f)	14.08%	(15.85)%	31.70%	2.68%	4.72%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$802		$718	$642	$618	$1,113	$737
Ratio of expenses to average net assets,
before reimbursement (c)	1.05	% (e)	1.08%	1.04%	1.06%	1.13%	1.25%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.99	% (e)	0.91%	0.36%	0.33%	1.00%	1.08%
Portfolio turnover rate	16.57	% (f)	12.50%	23.34%	17.29%	5.09%	27.81%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Period	$15.16		$13.43	$16.39	$12.54	$12.33	$11.90
Activity From Operations:
Net investment income (loss) (a)(d)	0.02		0.02	(0.08)	(0.05)	0.02	0.04
Net gain (loss) from securities (both realized and unrealized)	0.79		1.75	(2.55)	3.90	0.21	0.42
Total from operations	0.81		1.77	(2.63)	3.85	0.23	0.46

Distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—	—
Realized gains	(0.39)		(0.04)	(0.33)	—	(0.02)	(0.03)
Total distributions	(0.40)		(0.04)	(0.33)	—	(0.02)	(0.03)

Net Asset Value, End of Period	$15.57		$15.16	$13.43	$16.39	$12.54	$12.33

Total Return (b)	5.33	% (f)	13.22%	(16.44)%	30.70%	1.90%	3.91%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$55		$53	$43	$113	$93	$192
Ratio of expenses to average net assets,
before reimbursement (c)	1.80	% (e)	1.83%	1.79%	1.81%	1.88%	2.00%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.23	% (e)	0.16%	(0.47)%	(0.32)%	0.20%	0.30%
Portfolio turnover rate	16.57	% (f)	12.50%	23.34%	17.29%	5.09%	27.81%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020		June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$15.42		$13.63	$16.55	$12.62		$12.48		$12.05
Activity From Operations:
Net investment income (a)(d)	0.09		0.16	0.09	0.09		0.15		0.16
Net gain (loss) from securities (both realized and unrealized)	0.81		1.77	(2.60)	3.94		0.20		0.41
Total from operations	0.90		1.93	(2.51)	4.03		0.35		0.57

Distributions to shareholders from:
Net investment income	(0.15)		(0.10)	(0.08)	(0.10)		(0.19)		(0.11)
Realized gains	(0.39)		(0.04)	(0.33)	—		(0.02)		(0.03)
Total distributions	(0.54)		(0.14)	(0.41)	(0.10)		(0.21)		(0.14)

Net Asset Value, End of Period	$15.78		$15.42	$13.63	$16.55		$12.62		$12.48

Total Return (b)	5.85	% (g)	14.26%	(15.64)%	31.98	% (e)	2.75	% (e)	4.99%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$109,199		$104,128	$97,239	$110,388		$76,378		$58,568
Ratio of expenses to average net assets,
before reimbursement (c)	0.80	% (f)	0.83%	0.79%	0.81%		0.88%		1.00%
net of reimbursement (c)	0.80	% (f)	0.83%	0.79%	0.81%		0.83%		0.75%
Ratio of net investment income to average net assets (c)(d)	1.17	% (f)	1.08%	0.54%	0.64%		1.20%		1.37%
Portfolio turnover rate	16.57	% (g)	12.50%	23.34%	17.29%		5.09%		27.81%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$16.98		$14.80	$18.03	$13.38	$13.30	$12.84
Activity From Operations:
Net investment income (a)(d)	0.08		0.13	0.06	0.05	0.11	0.12
Net gain (loss) from securities (both realized and unrealized)	0.96		2.23	(3.11)	4.83	0.37	0.44
Total from operations	1.04		2.36	(3.05)	4.88	0.48	0.56

Distributions to shareholders from:
Net investment income	(0.10)		(0.03)	(0.03)	(0.06)	(0.18)	(0.04)
Realized gains	(0.35)		(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.45)		(0.18)	(0.18)	(0.23)	(0.40)	(0.10)

Net Asset Value, End of Period	$17.57		$16.98	$14.80	$18.03	$13.38	$13.30

Total Return (b)	6.13	% (f)	15.12%	(17.16)%	36.65%	3.53%	4.56%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$321		$295	$244	$138	$88	$84
Ratio of expenses to average net assets,
before reimbursement (c)	1.25	% (e)	1.20%	1.14%	1.25%	1.36%	1.45%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.90	% (e)	0.81%	0.37%	0.33%	0.87%	0.93%
Portfolio turnover rate	15.77	% (f)	6.41%	16.46%	17.27%	4.87%	46.78%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Period	$16.25		$14.22	$17.43	$12.99	$12.93	$12.53
Activity From Operations:
Net investment income (loss) (a)(d)	(0.01)		0.02	(0.10)	(0.06)	0.01	0.02
Net gain (loss) from securities (both realized and unrealized)	0.94		2.16	(2.96)	4.67	0.36	0.44
Total from operations	0.93		2.18	(3.06)	4.61	0.37	0.46

Distributions to shareholders from:
Net investment income	—		—	—	—	(0.09)	—
Realized gains	(0.35)		(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.35)		(0.15)	(0.15)	(0.17)	(0.31)	(0.06)

Net Asset Value, End of Period	$16.83		$16.25	$14.22	$17.43	$12.99	$12.93

Total Return (b)	5.72	% (f)	14.28%	(17.76)%	35.64%	2.74%	3.80%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3		$268	$160	$293	$216	$178
Ratio of expenses to average net assets,
before reimbursement (c)	2.03	% (e)	1.95%	1.89%	2.00%	2.12%	2.20%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(1.39	)% (e)	0.11%	(0.59)%	(0.41)%	0.11%	0.19%
Portfolio turnover rate	15.77	% (f)	6.41%	16.46%	17.27%	4.87%	46.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$16.69		$14.56	$17.75	$13.19	$13.12	$12.67
Activity From Operations:
Net investment income (a)(d)	0.08		0.15	0.07	0.08	0.14	0.15
Net gain (loss) from securities (both realized and unrealized)	0.95		2.20	(3.04)	4.74	0.36	0.43
Total from operations	1.03		2.35	(2.97)	4.82	0.50	0.58

Distributions to shareholders from:
Net investment income	(0.14)		(0.07)	(0.07)	(0.09)	(0.21)	(0.07)
Realized gains	(0.35)		(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.49)		(0.22)	(0.22)	(0.26)	(0.43)	(0.13)

Net Asset Value, End of Period	$17.23		$16.69	$14.56	$17.75	$13.19	$13.12

Total Return (b)	6.18	% (e)	15.29%	(17.01)%	36.79%	3.73%	4.86%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$48,910		$45,303	$39,135	$41,984	$25,976	21,610
Ratio of expenses to average net assets,
before reimbursement (c)	1.00	% (f)	0.95%	0.89%	1.00%	1.11%	1.20%
net of reimbursement (c)	0.85	% (f)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.00	% (f)	0.94%	0.41%	0.50%	1.05%	1.22%
Portfolio turnover rate	15.77	% (e)	6.41%	16.46%	17.27%	4.87%	46.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital. Each Fund is a “fund of funds”, in that each Fund will generally invest in other investment companies.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,306,831	$—	$—	$10,306,831
Open End Fund	805,702	—	—	805,702
Short-Term Investment	85,561	—	—	85,561
Total	$11,198,094	$—	$—	$11,198,094

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,453,622	$—	$—	$54,453,622
Open End Fund	5,304,843	—	—	5,304,843
Short-Term Investment	264,320	—	—	264,320
Total	$60,022,785	$—	$—	$60,022,785

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$145,811,568	$—	$—	$145,811,568
Open End Fund	15,982,230	—	—	15,982,230
Short-Term Investment	884,171	—	—	884,171
Total	$162,677,969	$—	$—	$162,677,969

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$98,145,233	$—	$—	$98,145,233
Open End Fund	10,596,426	—	—	10,596,426
Short-Term Investment	1,308,646	—	—	1,308,646
Total	$110,050,305	$—	$—	$110,050,305

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$43,702,321	$—	$—	$43,702,321
Open End Fund	3,734,390	—	—	3,734,390
Short-Term Investment	1,763,531	—	—	1,763,531
Total	$49,200,242	$—	$—	$49,200,242

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021 through June 30, 2023 or expected to be taken in the Funds’ June 30, 2024 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$854,257	$509,747
Ladenburg Income & Growth Fund	13,432,747	9,979,028
Ladenburg Growth & Income Fund	14,803,732	15,877,524
Ladenburg Growth Fund	20,384,160	21,211,290
Ladenburg Aggressive Growth Fund	6,895,752	7,105,510

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

During the six months ended December 31, 2023, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$27,197
Ladenburg Income & Growth Fund	149,715
Ladenburg Growth & Income Fund	389,728
Ladenburg Growth Fund	261,364
Ladenburg Aggressive Growth Fund	115,028

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2024, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2023, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$42,491
Ladenburg Income & Growth Fund	6,351
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	187
Ladenburg Aggressive Growth Fund	35,879

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2023, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2023	June 30, 2024	June 30, 2025
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$71,489	$76,801	$74,976	$223,266
Ladenburg Income & Growth Fund	42,325	14,491	1,115	57,931
Ladenburg Growth & Income Fund	20,324	425	158	20,907
Ladenburg Growth Fund	35,935	471	295	36,701
Ladenburg Aggressive Growth Fund	67,536	49,950	18,916	136,402

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2023, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$467	$79
Ladenburg Income & Growth Fund	1,123	469
Ladenburg Growth & Income Fund	1,484	100
Ladenburg Growth Fund	881	265
Ladenburg Aggressive Growth Fund	376	169

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2023, the Distributor received $3,344, $3,950, $2,495, $0 and $63 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $1,183, $671, $391, $0, and $9 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2023.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2023, National Financial Services held 75.96%, 72.52%, 73.25%, 75.67% and 76.46% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$11,207,647	$1,219,034	$(1,235,880)	$(16,846)
Ladenburg Income & Growth Fund	55,031,377	9,180,047	(4,188,639)	4,991,408
Ladenburg Growth & Income Fund	138,034,334	30,889,685	(6,246,050)	24,643,635
Ladenburg Growth Fund	87,162,081	23,882,389	(994,165)	22,888,224
Ladenburg Aggressive Growth Fund	38,949,225	10,432,184	(181,167)	10,251,017

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 was as follows:

For the Year Ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$184,515	$618,936	$—	$803,451
Ladenburg Income & Growth Fund	647,134	574,083	—	1,221,217
Ladenburg Growth & Income Fund	1,384,793	4,307,018	—	5,691,811
Ladenburg Growth Fund	569,721	2,304,444	—	2,874,165
Ladenburg Aggressive Growth Fund	215,297	314,274	—	529,571

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Ladenburg Income Fund	$165,380	$19,728	$—	$185,108
Ladenburg Income & Growth Fund	530,072	47,968	—	578,040
Ladenburg Growth & Income Fund	1,232,481	84,667	—	1,317,148
Ladenburg Growth Fund	615,211	—	—	615,211
Ladenburg Aggressive Growth Fund	185,540	349,810	—	535,350

As of June 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$—	$—	$(91,185)	$—	$—	$(754,777)	$(845,962)
Ladenburg Income & Growth Fund	8,340	518,707	—	—	—	117,277	644,324
Ladenburg Growth & Income Fund	27,423	193,521	—	—	—	9,227,660	9,448,604
Ladenburg Growth Fund	28,047	—	(566,177)	—	—	8,786,670	8,248,540
Ladenburg Aggressive Growth Fund	—	—	—	(158,069)	—	3,100,421	2,942,352

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of, as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$91,185
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	566,177
Ladenburg Aggressive Growth Fund	—

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$—	$—	$—	$—
Ladenburg Income & Growth Fund	—	—	—	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	158,069	—	158,069	—

During the fiscal period ended June 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Ladenburg Income Fund	$1,180	$(1,180)
Ladenburg Income & Growth Fund	96,956	(96,956)
Ladenburg Growth & Income Fund	328,516	(328,516)
Ladenburg Growth Fund	123,412	(123,412)
Ladenburg Aggressive Growth Fund	26,854	(26,854)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Value ETF, (collectively, the “Security”). The Funds may redeem their investment in the Security at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Security. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2023, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 25.6% and 26.0%, respectively.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2023

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2023 and held through December 31, 2023.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending Account	Expenses Paid	Ending Account
	Annualized	Account Value	Value	During	Value	Expenses Paid
Class A	Expense Ratio	07/01/23	12/31/23	Period*	12/31/23	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,031.90	$5.09	$1,020.12	$5.06
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,041.30	$5.12	$1,020.12	$5.06
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,050.30	$4.96	$1,020.12	$5.06
Ladenburg Growth Fund	1.00%	$1,000.00	$1,057.20	$5.16	$1,020.16	$5.06
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,061.30	$5.16	$1,020.12	$5.06

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,028.40	$8.90	$1,016.36	$8.85
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,037.60	$8.94	$1,016.36	$8.85
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,046.70	$8.79	$1,016.36	$8.85
Ladenburg Growth Fund	1.75%	$1,000.00	$1,053.30	$9.01	$1,016.36	$8.85
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,057.20	$9.02	$1,016.36	$8.85

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$1,033.40	$4.33	$1,020.88	$4.31
Ladenburg Income & Growth Fund	0.83%	$1,000.00	$1,042.50	$4.35	$1,020.88	$4.31
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,051.40	$3.68	$1,021.55	$3.62
Ladenburg Growth Fund	0.78%	$1,000.00	$1,058.50	$4.13	$1,021.13	$4.05
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,061.80	$4.39	$1,020.88	$4.31

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 31, 2023 (184) divided by the number of days in the fiscal year (366).

Ladenburg Thalmann Asset Management. Inc. -Adviser to Ladenburg Aggressive Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Income & Growth Fund & Ladenburg Income Fund*

In connection with the regular meeting held on December 13-14, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM” or the “Adviser”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”) (each a “Fund” and collectively the “Funds”). In considering the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that LTAM was founded in 1982, managed over $4 billion in assets for individual and institutional investors, and was part of a network of independent wealth management firms. The Board reviewed the education and financial industry qualifications of the key personnel servicing the Funds, observed the robust and experienced team. The Board also discussed the Adviser’s investment process, in which an investment committee provided macroeconomic and investment analysis to the portfolio manager. The Board discussed the Adviser’s risk management strategies, compliance programs, and use of an affiliated broker. The Board noted that there was little turnover among the Adviser’s personnel, and that there were no material compliance or litigation issues reported by the Adviser. The Board determined that the Adviser was positioned to continue to provide satisfactory service to the Funds.

Performance.

Ladenburg Aggressive. The Board reviewed the Fund’s recent performance, noting it was rated four-stars by Morningstar. The Board noted that the Fund generally outperformed, or performed in line with, the peer group median returns and the Morningstar category median returns over the one-, three-, five-, and since inception periods. They considered the Adviser’s explanation that any underperformance relative to the various benchmarks was the result of the Fund’s emphasis on diversification, which the Adviser believed would benefit the shareholders moving forward. The Board concluded that the Fund was being managed according to its prospectus, and that the Fund’s performance was satisfactory.

Ladenburg Growth & Income. The Board reviewed the Fund’s recent performance, noting it was rated three-stars by Morningstar. The Board noted that the Fund generally outperformed, or performed in line with, the peer group median returns and the Morningstar category median returns over the one-, three-, five-, and since inception periods. The Board considered whether the S&P 500 index was the most appropriate index for measuring the Fund’s performance, noting the Adviser’s emphasis on diversification, and considering the Fund’s performance relative to a blended benchmark provided by the Adviser. The Board concluded that the Fund’s performance was satisfactory in light of the Fund’s investment strategy.

Ladenburg Growth. The Board reviewed the Fund’s recent performance, noting it was rated three-stars by Morningstar. The Board noted that the Fund’s performance was generally in line with the Fund’s peer group and category median returns over all time periods presented. The Board considered the Fund’s returns relative to a broad-based index and a blended index provided by the Adviser. The Board acknowledged that the Fund was achieving its objective of long-term capital growth, evidenced by an average annual total return of 6.88% over the since inception period, and concluded that the Fund’s performance was satisfactory.

Ladenburg Income & Growth. The Board reviewed the Fund’s recent performance, noting it was rated three-stars by Morningstar. The Board noted that the Fund underperformed the broad-based equity index over the prior one-, three-, five-, and since inception periods, but over the same periods performed in line with the blended index provided by the Adviser. They noted further, however, that the Fund’s performance was above the Fund’s category and peer group median returns over the prior one- and three-year periods. The Board considered that the Fund was executing a conservative, risk-conscious strategy, and concluded that the Fund’s performance was satisfactory.

Ladenburg Income. The Board reviewed the Fund’s recent performance, noting it was rated two-stars by Morningstar. The Board noted that the Fund underperformed its benchmark over the prior one-, three-, five-, and since inception periods. They noted further, however, that the Fund’s performance was marginally lower than the Fund’s category median over the prior one-year period. The Board considered the diversified investment strategy employed by the Fund. The Board agreed that the Fund was being managed according to its prospectus and that the Fund’s performance was satisfactory.

Fees and Expenses. The Board reviewed the advisory fee charged by the Adviser to each Fund, noting that each Fund paid an advisory fee of 0.50%. The Board considered each advisory fee in light of the services provided by LTAM to the relevant Fund and the fees charged to similar accounts. The Board further acknowledged that the Adviser had an expense limitation agreement in place for each Fund and that the Adviser intended to renew each such agreement. The Board agreed that the fee charged to each Fund was not unreasonable.

Profitability. The Board reviewed the Adviser’s profitability analysis, in terms of absolute dollars and as a percentage of revenue, with respect to each Ladenburg Fund. The Board noted that the Adviser had reported a net loss for the year with respect to Ladenburg Income, while earning reasonable profits from the other Ladenburg Funds. The Board concluded that the Adviser’s relationship with each Fund was not excessively profitable.

Economies of Scale. The Board considered whether any economies of scale existed with respect to LTAM’s advising of the Ladenburg Funds, noting each Fund’s fee relative to its size. They discussed current and prior fee waivers, and the Adviser’s intent to recapture previously waved fees. The Board agreed that, in light of the Funds’ respective sizes, the Adviser had not yet achieved meaningful economies of scale with respect to its advising the Ladenburg Funds and that breakpoints were not currently necessary. The Board further noted the Adviser’s willingness to discuss breakpoints in the event of the Funds’ continued growth.

Conclusion. Having requested and received such information from LTAM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the renewal of the Advisory Agreement was in the best interests of Athena and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/8/24

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/8/24